UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2022

Date of reporting period:  February 28, 2022

Item 1. Report to Stockholders.

(a)

ATAC Rotation Fund
Investor Class (ATACX)
Institutional Class (ATCIX)

Semi-Annual Report

www.atacfunds.com	February 28, 2022

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

April 20, 2022

Dear Fellow Shareholders:

On behalf of the Toroso team, we would like to thank you for your investment in the ATAC Rotation Fund.

The goal of the ATAC Rotation Fund (“ATACX”/”ATCIX”) is to serve as a strategy which over time can enhance a portfolio’s overall risk and return characteristics. By utilizing a buy and rotate approach which uses historically leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of conditions that favor market stress.

For the semi-annual period ending February 28, 2022, the ATAC Rotation Fund Investor Class and Institutional Class returned -10.27% and -10.16% respectively, versus a return of -4.64% for the Lipper Flexible Portfolio Fund Index and a return of -2.62% for the S&P 500 Total Return® Index.

Risk-on, risk-off strategies need periods of strong leadership from Treasuries relative to stocks in order to work effectively. In 2022 to date, Treasuries have been producing negative returns and have not been behaving like a risk off asset. Since the December Fed meeting when Chair Powell indicated that the launch of a monetary tightening cycle was imminent, Treasury yields have been steadily on the rise even in the face of stock market declines. This environment of stocks and bonds generating negative returns at the same time has made conditions especially challenging for this fund. High volatility, the use of leverage and the underperformance of both small-caps and emerging markets have all contributed to make this past quarter performance negative.

We remain hopeful that the potential of inflation cooling later this year, an eventual resolution to the Russia/Ukraine conflict and the return of more traditional intermarket relationships can provide the catalyst for positive performance. Economic risks remain high and the possibility of a recession in the not-so-distant future looms, but we feel confident that these are the kinds of conditions that the fund could take advantage of.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the role that strategy has in one’s overall portfolio asset allocation.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Michael A. Gayed, CFA and Michael Venuto

ATAC ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Toroso Investments, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Because the Fund invests primarily in ETFs, it may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Fund is expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the Underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the Underlying ETFs.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One may not directly invest in an index.

Must be preceded or accompanied by a current prospectus.

ATAC ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-282-2386. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 28, 2022

	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	-17.71%	13.67%	10.03%	8.08%
Institutional Class	-17.50%	13.96%	10.31%	8.35%
S&P 500® Index(2)	16.39%	18.24%	15.17%	14.78%
Lipper Flexible Portfolio Funds Index(3)	4.96%	10.99%	8.97%	7.95%

(1)
Period from Fund inception through February 28, 2022. The Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Investor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.
(3)
The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.  One cannot invest directly in an index.

The following is expense information for the ATAC Rotation Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated December 29, 2021: Investor Class – Gross Expenses: 1.92%, Net Expenses: 1.90%. Institutional Class – Gross Expenses: 1.68%, Net Expenses: 1.65%. Toroso Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund’s Investor Class shares and do not exceed 1.49% of the average daily net assets of the Fund’s Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

ATAC ROTATION FUND

Asset Allocation (Unaudited)
as of February 28, 2022(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 28, 2022(1)
(% of net assets)

Schwab Short Term U.S. Treasury Fund	42.8%
Schwab Intermediate Term U.S. Treasury Fund	19.2%
SPDR Portfolio Short Term Treasury Fund	15.7%
Vanguard Short Term Treasury Index Fund	9.5%
Vanguard Intermediate Term Treasury Fund	8.2%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC ROTATION FUND

Expense Example (Unaudited)
February 28, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 – February 28, 2022).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/21)	Value (2/28/22)	(9/1/21 – 2/28/22)
Investor Class Actual(2)(3)	$1,000.00	$ 897.30	$8.47
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,015.87	$9.00

Institutional Class Actual(2)(3)	$1,000.00	$ 898.40	$7.34
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,017.06	$7.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.80% and 1.56% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 28, 2022 of -10.27% and -10.16% for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $8.19 and $7.01 for the Investor Class and Institutional Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $8.70 and $7.45 for the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2022

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 95.4%
Schwab Intermediate Term U.S. Treasury Fund	513,246	$28,182,338
Schwab Short Term U.S. Treasury Fund *	1,253,860	63,006,465
SPDR Portfolio Short Term Treasury Fund	768,240	23,124,024
Vanguard Intermediate Term Treasury Fund	184,160	11,981,450
Vanguard Short Term Treasury Index Fund	232,994	14,009,929
Total Exchange-Traded Funds
(Cost $139,830,172)		140,304,206

SHORT-TERM INVESTMENT – 0.0%
First American Government Obligations Fund – Class X, 0.03%^
(Cost $89)	89	89
Total Investments – 95.4%
(Cost $139,830,261)		140,304,295
Other Assets and Liabilities, Net+ – 4.6%		6,796,691
Total Net Assets – 100.0%		$147,100,986

*
Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 28, 2022.
+
Includes securities designated as collateral for a line of credit. The Fund has sold the securities, but they had not yet settled with the Fund’s custodian. Thus, they were considered a receivable on the Fund’s records as of period end. As of February 28, 2022, the value of the collateral was $124,593,628.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2022

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $139,830,261)	$140,304,295
Interest receivable	34
Receivables for capital shares sold	53,138
Receivable for investment securities sold	152,235,106
Prepaid expenses	24,758
Total assets	292,617,331

LIABILITIES:
Payable for investment securities purchased	139,830,172
Loans payable	5,231,900
Payable to investment adviser	129,433
Payable for capital shares redeemed	33,031
Payable for fund administration & accounting fees	91,124
Payable for compliance fees	6,170
Payable for transfer agent fees & expenses	121,496
Payable for custody fees	13,041
Payable for audit fees	9,679
Payable for interest expense	3,096
Accrued expenses	23,625
Accrued distribution fees	23,578
Total liabilities	145,516,345

NET ASSETS	$147,100,986

NET ASSETS CONSIST OF:
Paid-in capital	$170,171,969
Total accumulated loss	(23,070,983)
Net Assets	$147,100,986

Investor Class
Net Assets	$50,862,641
Shares issued and outstanding(1)	1,314,395
Net asset value, redemption price and offering price per share	$38.70

Institutional Class
Net Assets	$96,238,345
Shares issued and outstanding(1)	2,467,793
Net asset value, redemption price and offering price per share	$39.00

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2022

INVESTMENT INCOME:
Dividend income – Unaffiliated issuers	$762,922
Interest income	244
Total investment income	763,166

EXPENSES:
Investment adviser fees (See Note 4)	1,142,272
Transfer agent fees & expenses (See Note 4)	121,549
Fund administration & accounting fees (See Note 4)	111,074
Distribution fees – Investor Class (See Note 5)	81,687
Federal & state registration fees	33,633
Custody fees (See Note 4)	15,657
Postage & printing fees	13,236
Audit fees	9,677
Trustee fees (See Note 4)	8,619
Legal fees	7,905
Compliance fees (See Note 4)	7,421
Other expenses	3,038
Insurance fees	1,101
Total expenses before interest expense & waiver	1,556,869
Interest expense (See Note 10)	61,139
Total expenses before waiver	1,618,008
Less: waiver from investment adviser (See Note 4)	(114,236)
Net expenses	1,503,772

NET INVESTMENT LOSS	(740,606)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Unaffiliated issuers	(15,797,763)
Affiliated issuers	(3,394,498)
Net realized loss	(19,192,261)

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	(331,312)
Affiliated issuers	—
Net change in unrealized appreciation/depreciation on investments	(331,312)

Net realized and unrealized loss on investments	(19,523,573)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,264,179)

See Notes to the Financial Statements

ATAC ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
OPERATIONS:
Net investment loss	$(740,606)	$(914,973)
Net realized gain (loss) on investment transactions	(19,192,261)	5,951,350
Net change in unrealized appreciation/depreciation
on investments	(331,312)	1,697,420
Net increase (decrease) in net assets resulting from operations	(20,264,179)	6,733,797

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	4,791,978	73,783,708
Proceeds from reinvestment of distributions	—	14,962,589
Payments for shares redeemed	(31,276,881)	(120,792,196)
Decrease in net assets resulting
from Investor Class transactions	(26,484,903)	(32,045,899)
Institutional Class:
Proceeds from shares sold	28,610,580	154,453,608
Proceeds from reinvestment of distributions	—	18,479,085
Payments for shares redeemed	(55,652,492)	(162,792,219)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	(27,041,912)	10,140,474
Net decrease in net assets resulting
from capital share transactions	(53,526,815)	(21,905,425)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(15,800,813)
Institutional Class	—	(19,775,111)
Total distributions to shareholders	—	(35,575,924)

TOTAL DECREASE IN NET ASSETS	(73,790,994)	(50,747,552)

NET ASSETS:
Beginning of period	220,891,980	271,639,532
End of period	$147,100,986	$220,891,980

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA(1):
Net asset value, beginning of period	$43.13	$47.60	$31.20	$33.01	$31.45	$26.94

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.20)	(0.21)	0.08	0.17	0.08	(0.23)
Net realized and unrealized
gains (losses) on investments(3)	(4.23)	1.76	16.59	(1.67)	4.10	4.74
Total from investment operations	(4.43)	1.55	16.67	(1.50)	4.18	4.51

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	(0.27)	—	(0.09)	—
From net capital gains	—	(5.99)	—	(0.31)	(2.53)	—
Total distributions	—	(6.02)	(0.27)	(0.31)	(2.62)	—
Paid-in capital from redemption fees	—	—	—	—	—	— (4)

Net asset value, end of period	$38.70	$43.13	$47.60	$31.20	$33.01	$31.45

TOTAL RETURN(5)	-10.27%	2.49%	53.92%	-4.45%	13.81%	16.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$50.9	$84.5	$128.7	$31.1	$55.6	$88.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.92%	1.77%	1.86%	1.94%	2.12%	2.31%
After expense waiver/recoupment	1.80%	1.75%	1.74%	1.75%	2.08%	2.25%

Ratio of expenses excluding interest
expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.86%	1.76%	1.86%	1.93%	1.78%	1.80%
After expense waiver/recoupment	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver/recoupment	(0.97)%	(0.45)%	0.21%	0.56%	0.24%	(0.80)%

Portfolio turnover rate(5)(8)	1,548%	2,030%	1,785%	2,053%	1,856%	2,270%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Amount rounds to less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

					For the Period
					Inception(1)
	Six Months Ended				through
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended
	2022	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018
PER SHARE DATA(2):
Net asset value, beginning of period	$43.41	$47.81	$31.32	$33.05	$31.04

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.15)	(0.09)	0.18	0.24	(0.03)
Net realized and unrealized
gains (losses) on investments(4)	(4.26)	1.77	16.64	(1.66)	2.04
Total from investment operations	(4.41)	1.68	16.82	(1.42)	2.01

LESS DISTRIBUTIONS:
From net investment income	—	(0.09)	(0.33)	—	—
From net capital gains	—	(5.99)	—	(0.31)	—
Total distributions	—	(6.08)	(0.33)	(0.31)	—

Net asset value, end of period	$39.00	$43.41	$47.81	$31.32	$33.05

TOTAL RETURN(5)	-10.16%	2.75%	54.32%	-4.20%	6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$96.2	$136.4	$142.9	$39.1	$60.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.69%	1.53%	1.64%	1.69%	1.66%
After expense waiver/recoupment	1.56%	1.50%	1.49%	1.50%	1.50%

Ratio of expenses excluding interest
expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.62%	1.52%	1.64%	1.68%	1.65%
After expense waiver/recoupment	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver/recoupment	(0.72)%	(0.20)%	0.46%	0.81%	(0.18)%

Portfolio turnover rate(5)(8)	1,548%	2,030%	1,785%	2,053%	1,856%

(1)	Inception date of the Institutional Class was March 26, 2018.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 28, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2022, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2018.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income and expense or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$140,304,206	$—	$—	$140,304,206
Short-Term Investment	89	—	—	89
Total Investments	$140,304,295	$—	$—	$140,304,295

Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Toroso Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser an annualized monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated through at least December 29, 2022. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2023 – August 2023	$35,938
September 2023 – August 2024	$93,796
September 2024 – February 2025	$114,236

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2022 are disclosed in the Statements of Operations.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended February 28, 2022, the Fund’s Investor Class incurred $81,687 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Period Ended	Year Ended
	February 28, 2022	August 31, 2021
Transactions in shares of the Fund were as follows:
Investor Class
Shares sold	115,668	1,569,765
Shares issued to holders in reinvestment of distributions	—	325,698
Shares redeemed	(759,428)	(2,640,283)
Net decrease	(643,760)	(744,820)
Institutional Class:
Shares sold	680,460	3,298,210
Shares issued in reinvestment of distributions	—	400,327
Shares redeemed	(1,355,908)	(3,545,332)
Net increase (decrease)	(675,448)	153,205
Net decrease in shares outstanding	(1,319,208)	(591,615)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2022, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$ —	$ —	$2,795,229,642	$2,855,683,914

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2021, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$805,346	$(3,612,150)	$(2,806,804)	$223,089,379

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2021, components of accumulated earnings on a tax-basis were as follows:

Undistributed		Other	Total
Ordinary	Unrealized	Accumulated	Accumulated
Income	Depreciation	Loss	Loss
$ —	$(2,806,804)	$ —	$(2,806,804)

As of August 31, 2021, the Fund had no short-term capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. The Fund deferred no post-October losses. The Fund did not defer any qualified late year losses.

The Fund did not pay a distribution during the period ended February 28, 2022.

The tax character of distributions paid for the year ended August 31, 2021, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$35,575,924	$ —	$35,575,924

*For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended February 28, 2022 with affiliated companies as so defined:

	Beginning shares	Additions	Reductions	Ending Shares
Direxion Emerging Markets Bull 3x Fund	—	1,022,228	(1,022,228)	—

				Change in
				Unrealized
	Value	Dividend	Realized	Appreciation/
	February 28, 2022	Income	Loss	Depreciation
Direxion Emerging Markets Bull 3x Fund	$ —	$ —	$(3,394,498)	$ —

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

10. LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) with U.S. Bank N.A. in the amount of $25,000,000, 10% of the gross fair value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 22, 2022. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 3.25% as of February 28, 2022. The interest rate during the period was 3.25%. The weighted average interest rate paid on outstanding borrowings was 3.25%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

The Fund also has a line of credit with Huntington National Bank for investment purposes with a maximum amount of $30,000,000 or 10% of the market value of the Fund’s collateral, whichever is less. This line has a maturity date of December 9, 2022. Borrowings bear interest at the 3-month LIBOR rate plus 170 basis points, which was 1.83% as of February 28, 2022. The interest rate during the period was between 1.83%. The weighted interest rate paid on outstanding borrowings was 1.83%. Collateral for all borrowing with this credit facility is held at the Custodian and is part of the Fund’s holdings. Refer to the Schedule of Investments for further information.

For the period ended February 28, 2022, the Fund’s credit facility activity is as follows:

Credit	Average	Amount Outstanding as of	Interest	Maximum	Maximum
Facility Agent	Borrowings	February 28, 2022	Expense	Borrowing	Borrowing Date
U.S. Bank N.A.	$741,862	$4,232,000	$12,122	$14,568,000	October 12, 2021
Huntington Bank	$ 88,950	$1,000,000	$49,017	$ 1,050,000	January 19-20, 2022

11. LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 28, 2022, the Fund invested in Leveraged ETFs.

12. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, UBS Wealth Management held 35.2% of the Fund.

13. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

14. RECENT ACCOUNTING PRONOUNCEMENT

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

ATAC ROTATION FUND

Approval of Investment Advisory Agreement –
Toroso Investments, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Toroso Investments, LLC (“Toroso” or the “Adviser”) regarding the ATAC Rotation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Toroso and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Toroso with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Toroso; (3) the costs of the services provided and the profits realized by Toroso, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Toroso resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon Toroso’s presentation and information from Toroso and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Toroso as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Toroso performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Toroso provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Toroso on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees reviewed Toroso’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Toroso had sufficient resources to support the management of the Fund. The Trustees considered the investment philosophy of the ATAC Fund’s portfolio managers and, in particular, Michael Gayed’s experience serving as a portfolio manager to the ATAC Fund

ATAC ROTATION FUND

Approval of Investment Advisory Agreement –
Toroso Investments, LLC – Continued

since its inception, as well as the experience of Michael Venuto. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Toroso provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Toroso. In assessing the quality of the portfolio management delivered by Toroso, the Trustees considered the performance since the inception of the Fund on both an absolute basis and in comparison to an appropriate benchmark index and the Fund’s respective peer funds according to Morningstar classifications, and as compiled by Barrington Partners (the “Morningstar BP Cohort”). When comparing the Fund’s performance against its Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group. The Trustees noted that the Fund outperformed the Morningstar BP Cohort median and average for the three-year period ended September 30, 2021 but underperformed the Morningstar BP Cohort median and average over the year-to-date and one-year periods ended September 30, 2021. The Trustees also noted that the Fund outperformed its benchmark index for the calendar year ended December 31, 2020, but underperformed its benchmark index for the calendar years ended December 31, 2019 and December 31, 2021. The Trustees considered that the Fund had achieved positive total returns since inception and in the three-month period ended December 31, 2021.

Cost of Advisory Services and Profitability. The Trustees considered the management fee that the Fund pays to Toroso under the Advisory Agreement. They also considered Toroso’s profitability analysis for services that Toroso renders to the Fund. In that regard, the Trustees noted that Toroso waived a portion of its management fees during the 12 months ended September 30, 2021. The Trustees also noted that Toroso has contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to waive its management fees and reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus. The Trustees determined that Toroso’s service relationship with the Fund yielded a reasonable profit.

Comparative Fee and Expense Data. The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund bears relative to those of funds in the same Morningstar BP Cohort. The Trustees noted that the Fund’s management fee was above the peer group median and average but within the range of management fees charged by other funds in the Morningstar BP Cohort. They also noted that the total contractual expenses of the Fund’s Institutional Class (after management fee waivers and fund expense reimbursements) were above the Morningstar BP Cohort median and average and was also above the average of all funds in the US Fund Tactical Allocation Morningstar category, but also within the range of other funds in the Morningstar BP Cohort. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Toroso’s advisory fee with respect to the Fund is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale. The Trustees noted that the investment advisory fees for the ATAC Fund in the New Advisory Agreement contain breakpoints at $500 million, $750 million, and $1 billion in assets under management.  The Trustees considered that the breakpoint structure of the Fund’s investment advisory fee had the potential to share such economies with Fund shareholders as the Fund grows.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by Toroso from its relationship with the Fund (other than the receipt of advisory fees). The Trustees noted that Toroso does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Toroso may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Toroso does not receive additional material benefits from its relationship with the Fund.

ATAC ROTATION FUND

Additional Information (Unaudited) – Continued
February 28, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Toroso Investments, LLC
898 North Broadway, Suite 2
Massapequa, NY 11758

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 9, 2022

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 9, 2022